Schedule of Components of Income Tax Expense (Benefit) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Expense (Benefit)	€ (52)	€ 293	€ 180
Income Tax Expense (Benefit)	€ 118	€ 395	€ 939